Unaudited Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	As Previously Reported	Restatement Adjustment	Common Stock	Common Stock As Previously Reported	Common Stock Restatement Adjustment	Additional Paid-In Capital	Additional Paid-In Capital As Previously Reported	Additional Paid-In Capital Restatement Adjustment	Accumulated Deficit	Accumulated Deficit As Previously Reported	Accumulated Deficit Restatement Adjustment	Redeemable Convertible Preferred Stock Preferred Stock		Redeemable Convertible Preferred Stock Preferred Stock As Previously Reported	Redeemable Convertible Preferred Stock Preferred Stock Restatement Adjustment
Balance at Dec. 31, 2019			$ (316,268)	$ (316,268)		$ 1	$ 0		$ 0	$ 0		$ (316,269)	$ (316,268)			$ 183,513	$ 183,513
Balance (in Shares) at Dec. 31, 2019						870,263	0									36,756,498	36,756,498
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Value)						$ (1)						$ 1
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Shares)						(870,263)
Accretion of redeemable convertible preferred stock to redemption value		$ (14,682)						$ (825)			$ (13,857)			$ 14,682
Stock-based compensation		825						825
Net loss/income		4,345									4,345
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		0
Balance at Dec. 31, 2020		(325,780)			$ 0			0			(325,780)			$ 198,195
Balance (in Shares) at Dec. 31, 2020					0									36,756,498
Issuance of Class B common stock to related party		13,801						13,801
Issuance of Class B common stock to related party (in Shares)					2,300,000
Stock-based compensation		668						668
Net loss/income		(40,617)									(40,617)
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		3,360												$ 3,360	[1]
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock,(Shares)	[1]													747,451
Accretion of Legacy Clarus Series D redeemable convertible preferred stock to redemption value	[1]	(7,737)						(7,737)						$ 7,737
Recapitalization on September 9, 2021 , (Value)		326,736			$ 1			281,993			44,742			$ (209,292)
Recapitalization on September 9, 2021 , (Shares)					17,886,348									(37,503,949)
Proceeds from Blue Water Acquisition Corp. in Business Combination		17,009			$ 1			17,008
Proceeds from Blue Water Acquisition Corp. in Business Combination (in Shares)					3,839,469
Balance at Dec. 31, 2021		$ (15,919)			$ 2			$ 305,734			$ (321,655)			$ 0
Balance (in Shares) at Dec. 31, 2021					24,025,817									0

[1]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021.